Exhibit 99.9 Schedule 1

Rating Agency Grades Detail Report
PRPM 2023-NQM3_FINAL
Run Date - 12/7/2023 09:30:00 AM

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXXXXX-2023-NQM3-1	[redacted]	[redacted]	C	A	C	A	A	A	A	A	Closed	FCRE1482	2022-05-09 15:26	2022-05-10 15:14	Resolved	1 - Information	C	A	Credit	Assets	Asset 4 Does Not Meet Guideline Requirements	Resolved-Received statements for 60 days - Due Diligence Vendor-05/10/2022 Ready for Review-Document Uploaded. Please see account statements. - Seller-05/09/2022 Open-Asset 4 Does Not Meet Guideline Requirements Borrower 1 [redacted] Retirement Money Market Accounts has 4 accounts with a total in the amount of [redacted] on page 111. Last login dated 1/13/2022 and per Statement is dated 2/7/2022. Only 1 page is provided. All other Assets have 2 months provided. - Due Diligence Vendor-04/11/2022 Open-Asset 4 Does Not Meet Guideline Requirements - Due Diligence Vendor-04/11/2022	Ready for Review-Document Uploaded. Please see account statements. - Seller-05/09/2022	Resolved-Received statements for 60 days - Due Diligence Vendor-05/10/2022			[redacted]	ATR/QM: Exempt	ATR/QM: Exempt	[redacted]	[redacted]	Investment	Purchase	NA	N/A	N/A	394815
XXXXXXX-2023-NQM3-2	[redacted]	[redacted]	D	A	C	A	D	A	A	A	Closed	FCRE5802	2022-06-07 12:14	2022-07-06 14:47	Resolved	1 - Information	C	A	Credit	Eligibility	Cash reserves less than required by guidelines	Resolved-CD received and clears finding - Due Diligence Vendor-07/06/2022 Ready for Review-Cash reserves - CD - Due Diligence Vendor-06/29/2022 Open-6 months required = [redacted] and after cash from borrower at close we have [redacted]. Short by $1861.43 - Due Diligence Vendor-06/07/2022		Resolved-CD received and clears finding - Due Diligence Vendor-07/06/2022			[redacted]	ATR/QM: Exempt	ATR/QM: Exempt	[redacted]	[redacted]	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	489881
XXXXXXX-2023-NQM3-2	[redacted]	[redacted]	D	A	C	A	D	A	A	A	Closed	FCOM2680	2022-06-07 12:20	2022-06-17 12:01	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing disbursement date on final HUD-1	Resolved-Document Uploaded. Corrected HUD provided - Due Diligence Vendor-06/17/2022 Open-Final HUD has closing and funding date of [redacted], not [redacted] - Due Diligence Vendor-06/07/2022		Resolved-Document Uploaded. Corrected HUD provided - Due Diligence Vendor-06/17/2022			[redacted]	ATR/QM: Exempt	ATR/QM: Exempt	[redacted]	[redacted]	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	489910
XXXXXXX-2023-NQM3-3	[redacted]	[redacted]	C	B	C	B	A	A	A	A	Closed	FCRE3931	2022-06-09 16:00	2022-07-07 09:43	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Other Credit Finding 1	Acknowledged-Per lender OK to proceed with [redacted] versus on approval. - Due Diligence Vendor-07/07/2022 Open-As per guidelines we expected [redacted] units only but in this there is [redacted] properties & [redacted] units. Please provide the LOX for the same. - Due Diligence Vendor-06/09/2022		Acknowledged-Per lender OK to proceed with [redacted] units versus on approval. - Due Diligence Vendor-07/07/2022				ATR/QM: Exempt	ATR/QM: Exempt	[redacted]	[redacted]	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	494578
XXXXXXX-2023-NQM3-4		[redacted]	A	A	A	A	A	A	A	A	Closed	FCOM4028	2022-07-12 15:29	2022-07-18 09:34	Resolved	1 - Information	A	A	Credit	Missing Doc	Missing evidence Mortgage/Deed of Trust will be recorded	Resolved- - Due Diligence Vendor-07/18/2022 Open-File was closed within last 60 days. Mortgage was sent for recording and Final Title Policy will be provided upon the receipt. Finding is resolved. - Due Diligence Vendor-07/15/2022 Open-Missing evidence of Mortgage recording - Due Diligence Vendor-07/12/2022						ATR/QM: Exempt	ATR/QM: Exempt	[redacted]	[redacted]	Investment	Refinance	Cash Out - Other	N/A	N/A	543173
XXXXXXX-2023-NQM3-5		[redacted]	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	[redacted]	[redacted]	Investment	Purchase	NA
XXXXXXX-2023-NQM3-6		[redacted]	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	[redacted]	[redacted]	Investment	Purchase	NA
XXXXXXX-2023-NQM3-7		[redacted]	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	[redacted]	[redacted]	Investment	Refinance	Cash Out - Other
XXXXXXX-2023-NQM3-8		[redacted]	D	A	D	A	A	A	A	A	Closed	FCRE6019	2022-09-23 08:54	2022-10-03 14:30	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-10/03/2022 Resolved-greencard provided. - Due Diligence Vendor-10/03/2022 Ready for Review-Uploaded work visa and renewal - Due Diligence Vendor-10/03/2022 Open-Borrower 1 Citizenship Documentation Is Missing Borrower 1 is a Non Permanent Resident Alien, so need Green card or supporting documentation for Citizenship proof. - Due Diligence Vendor-09/23/2022		Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-10/03/2022 Resolved-greencard provided. - Due Diligence Vendor-10/03/2022			[redacted]	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	[redacted]	[redacted]	Primary Residence	Purchase	NA	N/A	N/A	663085
XXXXXXX-2023-NQM3-9	[redacted]	[redacted]	D	A	D	A	C	A	A	A	Closed	finding-3532	2022-10-27 17:29	2022-11-18 14:15	Resolved	1 - Information	C	A	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	Resolved-Proof of delivery received - Due Diligence Vendor-11/18/2022 Ready for Review-Please see the proof of delivery uploaded. - Due Diligence Vendor-11/16/2022 Open-Provide evidence CD [redacted] was sent electronically. - Due Diligence Vendor-10/27/2022		Resolved-Proof of delivery received - Due Diligence Vendor-11/18/2022			[redacted]	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	[redacted]	[redacted]	Primary Residence	Purchase	NA	N/A	N/A	712743
XXXXXXX-2023-NQM3-9	[redacted]	[redacted]	D	A	D	A	C	A	A	A	Closed	FCRE7805	2022-10-27 16:32	2022-11-11 10:22	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Income - Bank Statements	Resolved-Received the info needed - Due Diligence Vendor-11/11/2022 Ready for Review-Not needed as this account is only being used for ACH setup - Due Diligence Vendor-11/10/2022 Open-Provide borrower personal asset statement for [redacted] from 05/09/2022 - 06/08/2022. as it is missing in file. - Due Diligence Vendor-10/27/2022		Resolved-Received the info needed - Due Diligence Vendor-11/11/2022				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	[redacted]	[redacted]	Primary Residence	Purchase	NA	N/A	N/A	712688
XXXXXXX-2023-NQM3-10	[redacted]	[redacted]	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	[redacted]	[redacted]	Investment	Refinance	Cash Out - Other